[GRAPHIC OMITTED] DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED]

Mutual Fund

                                                              Semi-Annual Report

                                                                   June 30, 2002

Quantitative Equity Fund


On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.

                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP

Quantitative Equity Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .......................................   3
              PERFORMANCE COMPARISON .......................................   6

              QUANTITATIVE EQUITY FUND
                 Statement of Assets and Liabilities .......................   8
                 Statement of Operations ...................................   9
                 Statements of Changes in Net Assets .......................  10
                 Financial Highlights ......................................  11
                 Notes to Financial Statements .............................  13

              QUANTITATIVE EQUITY PORTFOLIO
                 Schedule of Portfolio Investments .........................  15
                 Statement of Assets and Liabilities .......................  20
                 Statement of Operations ...................................  21
                 Statements of Changes in Net Assets .......................  22
                 Financial Highlights ......................................  23
                 Notes to Financial Statements .............................  24



The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Quantitative Equity Fund (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

THE S&P 500 INDEX DECLINED 13.16% FOR THE SIX MONTHS ENDED JUNE 30, 2002, BUT WITHIN THE SEMI-ANNUAL PERIOD SAW DIVERGENT PERFORMANCE BETWEEN THE FIRST AND SECOND QUARTERS.

o During the first quarter, the S&P 500 Index rose 0.28%, as equities struggled to maintain the momentum of the fourth quarter of 2001.
o Equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the US economy growing at a 1.7% rate during the fourth quarter of 2001 fueled by consumer and government spending.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the Information Technology and Telecommunications leaders of the late 1990s.
o During the second quarter, the S&P 500 Index was down 13.40%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.
o The second quarter decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter 2002 US Gross Domestic Product (GDP) growth revised up to 6.1%, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.
o For the semi-annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index, 2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by more than 7%, as measured by the S&P 500 Barra Value Index 3 versus the S&P 500 Barra Growth Index.4

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX
WAS MIXED FOR THE SEMI-ANNUAL PERIOD.
o Materials and Consumer Staples provided the best performance for the semi-annual period, producing positive returns.
o For both quarters and for the semi-annual period overall, Information Technology and Telecommunications Services were the worst performing sectors.
o The Financials sector grew in weight within the S&P 500 Index through the semi-annual period, accounting at June 30, 2002 for 19.8% of the Index's market capitalization.
o The best semi-annual returns among the S&P 500 Index stocks came from Big Lots Inc., Providian Financial and Dillards Inc. The worst performing individual stocks based on total return were all from the Telecommunications Services sector--Sprint Corp.-PCS, Nortel Networks and Qwest Communications.
o Worldcom was deleted from the S&P 500 Index on May 14, 2002 having its stock price drop more than 91% from December 31, 2001 through its deletion date. In all, S&P 500 Index additions and deletions were quite moderate with only ten additions and deletions to the Index during the semi-annual period, compared to thirteen changes during the first half of 2001.

THE PACE OF MERGER AND ACQUISITION ACTIVITY WAS CONSIDERABLY LESS THAN ROBUST DURING THE FIRST HALF



--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.

2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.

3 S&P 500 Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.

4 S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


OF 2002, AS ACQUIRERS DEALT WITH THE SAME CONCERNS AS THE EQUITY MARKET ITSELF--GROWING SCANDAL OVER CORPORATE ACCOUNTING PRACTICES, CONTINUING CREDIT CONCERNS, ETC.
o Merger activity did advance modestly in the second quarter of 2002 from the anemic level witnessed in the first quarter of 2002.
  --US merger and acquisition activity volume was just $93 billion in the first quarter of 2002. This was the slowest quarter for domestic merger and acquisition activity in seven years.
  --During the second quarter, the volume of announced US merger and acquisition activity reached only $113 billion. The second quarter's results translated into a 35% drop in value from the second quarter of 2001.
o One notable aspect was the gains in European activity relative to the United States. During the first six months of 2002, deals involving foreign acquirers of US targets totaled about $29 billion compared to over $76 billion in the first half of 2001. Conversely, US acquisitions abroad totaled more than $35 billion in the first half of 2002, with $16.6 billion involving European targets, compared to less than $15 billion of such deals in the first half of 2001.
o The top ranked sector for announced US transactions in the first half of 2002 was Automobiles and Components. Food and Beverage and Other Financials ranked second and third, respectively. Merger and acquisition activity involving Banks, Insurance and Power dropped significantly during the first half of 2002 compared to the first half of 2001.

INVESTMENT REVIEW
THE FUND SEEKS A TOTAL RETURN GREATER THAN THAT OF THE S&P 500 INDEX BY FOLLOWING A QUANTITATIVE STRATEGY THAT INTEGRATES AN EXPOSURE TO THE S&P 500 INDEX WITH INVESTMENTS IN THE STOCKS OF ACQUISITION TARGETS 5.
To pursue its goal of tracking the S&P 500 Index, the Fund invests in derivatives and common stocks of S&P 500 companies. To seek returns in excess of the S&P 500 Index, the Fund buys shares of companies that are acquisition targets based on specific events that trigger a merger arbitrage opportunity. The goal is to capture the difference between the target's post-bid share price and the target's expected fixed payout. These investments are made based on our own proprietary quantitative models. These shares are sold when the acquisition is consummated or the transaction is abandoned.


                                                                     CUMULATIVE                   AVERAGE ANNUAL
                                                                  TOTAL RETURNS                     TOTALRETURNS
   Periods Ended                       6 Months   1 Year   3 Years        Since   1 Year    3 Years        Since
   June 30, 2002                                                    Inception 2                      Inception 2

 Quantitative Equity Fund 1
   Investment Class                    (13.85)% (18.58)%  (21.42)%     (10.49)% (18.58)%    (7.72)%      (3.35)%
   Institutional Class                 (13.87)% (18.50)%    n/a        (27.60)% (18.50)%      n/a       (12.14)%
----------------------------------------------------------------------------------------------------------------

 S&P 500 Index 3                       (13.16)% (17.99)%  (25.09)%     (19.81)%  17.99)%    (9.18)%      (6.57)%
----------------------------------------------------------------------------------------------------------------

 Lipper Large Cap Core Funds Average 4 (13.66)% (19.06)%  (25.32)%     (20.18)%  19.06)%    (9.43)%      (6.86)%


----------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception dates are: Investment Class: March 31, 1999,
  Institutional Class: December 31, 1999. Benchmark returns are for comparative purposes relative to the Investment Class and are for the periods beginning March 31, 1999.
3 'S&P 500[REGISTRATION MARK]' is a trademark of The McGraw Hill Companies, Inc.
  and has been licensed for use by the Fund's investment advisor. S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
5 The Fund may invest in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


DURING A CHALLENGING PERIOD, THE FUND UNDERPERFORMED THE PERFORMANCE OF THE S&P 500 INDEX.
The Fund did not participate in any merger deals in the six months ended June 30, 2002, as our proprietary quantitative models, coupled with concerns over corporate accounting and balance sheet accuracy, put such investments on pause. So, too, did the Fund's strict criteria in its disciplined merger arbitrage investment approach. For example, the Fund:
o purchases only the stock of an announced target company
o invests only in merger deals that are generally made with financing of at least 50% cash
o usually invests in acquisition targets with a minimum market capitalization of $500 million, although shares of smaller companies may be purchased.

MANAGER OUTLOOK
We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take advantage of opportunities for productivity enhancements. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion--probably toward the end of 2002. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

Many argue that the stock market has become detached from reality, ignoring the budding recovery in economic activity and profits. But, in our view, the equity market may actually be returning to reality after a long period of excessive valuations. From 1998 through 2000, growth of reported profits outstripped growth of national income accounts profits by unusual margins. With hindsight, this largely reflected questionable corporate accounting practices that have now been exposed. The equity markets have been purging this excess, essentially striving to return to economic reality. We believe the adjustment may be nearing completion, as forward-looking valuations have become more reasonable. If the economic recovery persists, as we expect, and generates a strong improvement in profits as labor costs remain contained, equity markets should improve.

For the near term, it appears the pace of merger activity is likely to remain at more restrained levels. Until a solid economic recovery takes hold, many would-be acquirers may stay on the sidelines. Nonetheless, we believe that the environment for selected, carefully researched mergers should improve by the end of 2002 and that the Fund's opportunities to seek risk-adjusted returns greater than those of the S&P 500 Index should continue.

We appreciate your ongoing support of Quantitative Equity Fund and look forward to serving your investment needs in the years ahead.



/S/SIGNATURE

/S/SIGNATURE

Manish Keshive and Eric Lobben
Portfolio Managers of the QUANTITATIVE EQUITY PORTFOLIO
June 30, 2002


--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

QUANTITATIVE EQUITY FUND--INVESTMENT CLASS, S&P 500 INDEX
and Lipper Large Cap Core Funds Average
Growth of a $10,000 Investment (since inception) 2
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                    Quantitative                                     Lipper
                    Equity Fund--                                  Large Cap
                     Investment                S&P 500             Core Funds
                       Class                   Index 3             Average 4
3/31/99              $10,000.00              $10,000.00            $10,000.00
4/30/99               10,710.00               10,387.00             10,357.00
5/31/99               10,640.00               10,142.00             10,128.00
6/30/99               11,390.00               10,705.00             10,677.00
7/31/99               11,050.00               10,371.00             10,369.00
8/31/99               10,930.00               10,320.00             10,251.00
9/30/99               10,680.00               10,037.00              9,988.00
10/31/99              11,500.00               10,673.00             10,583.00
11/30/99              11,700.00               10,891.00             10,828.00
12/31/99              12,399.00               11,531.00             11,505.00
1/31/00               11,745.00               10,952.00             10,992.00
2/29/00               11,581.00               10,745.00             10,965.00
3/31/00               12,768.00               11,796.00             11,913.00
4/30/00               12,440.00               11,441.00             11,548.00
5/31/00               12,236.00               11,206.00             11,278.00
6/30/00               12,430.00               11,483.00             11,593.00
7/31/00               12,174.00               11,304.00             11,422.00
8/31/00               13,259.00               12,006.00             12,177.00
9/30/00               12,532.00               11,372.00             11,557.00
10/31/00              12,471.00               11,324.00             11,467.00
11/30/00              11,468.00               10,432.00             10,570.00
12/31/00              11,821.00               10,480.00             10,712.00
1/31/01               12,261.00               10,851.00             10,944.00
2/28/01               11,133.00                9,862.00             10,006.00
3/31/01               10,445.00                9,237.00              9,354.00
4/30/01               11,187.00                9,955.00             10,059.00
5/31/01               11,294.00               10,022.00             10,113.00
6/30/01               10,993.00                9,778.00              9,817.00
7/31/01               10,929.00                9,682.00              9,676.00
8/31/01               10,252.00                9,075.00              9,113.00
9/30/01                9,424.00                8,342.00              8,355.00
10/31/01               9,596.00                8,502.00              8,540.00
11/30/01              10,327.00                9,153.00              9,138.00
12/31/01              10,390.00                9,235.00              9,226.00
1/31/02               10,226.00                9,097.00              9,057.00
2/28/02               10,008.00                8,922.00              8,885.00
3/31/02               10,379.00                9,257.00              9,185.00
4/30/02                9,736.00                8,696.00              8,661.00
5/31/02                9,649.00                8,632.00              8,601.00
6/30/02                8,951.00                8,019.00              7,982.00

                                                                                     AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                                                   1 Year     3 Years       Since
   June 30, 2002                                                                                      Inception 2
-----------------------------------------------------------------------------------------------------------------

   Quantitative Equity Fund--Investment Class                                    (18.58)%     (7.72)%     (3.35)%

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Investment Class inception date is March 31, 1999. Benchmark returns are for the period beginning March 31, 1999.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

QUANTITATIVE EQUITY FUND--INSTITUTIONAL CLASS, S&P 500 INDEX
and Lipper Large Cap Core Funds Average
Growth of a $250,000 Investment (since inception)2
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                Quantitative                                        Lipper
                Equity Fund--                                      Large Cap
                Institutional              S&P 500                Core Funds
                   Class                   Index 3                 Average 4
12/31/99         $250,000.00             $250,000.00              $250,000.00
1/31/00           236,800.00              237,450.00               238,935.00
2/29/00           233,300.00              232,962.00               238,029.00
3/31/00           257,225.00              255,746.00               258,639.00
4/30/00           250,825.00              248,048.00               250,749.00
5/31/00           246,700.00              242,963.00               245,010.00
6/30/00           250,625.00              248,964.00               251,779.00
7/31/00           245,675.00              245,080.00               248,046.00
8/31/00           267,525.00              260,300.00               264,344.00
9/30/00           252,900.00              246,556.00               251,019.00
10/31/00          251,650.00              245,520.00               249,131.00
11/30/00          231,425.00              226,173.00               229,649.00
12/31/00          238,750.00              227,250.00               232,679.00
1/31/01           247,425.00              235,300.00               237,688.00
2/28/01           224,675.00              213,850.00               217,382.00
3/31/01           210,800.00              200,300.00               203,248.00
4/30/01           225,750.00              215,875.00               218,533.00
5/31/01           228,125.00              217,300.00               219,642.00
6/30/01           222,075.00              212,025.00               212,600.00
7/31/01           220,775.00              209,925.00               210,200.00
8/31/01           207,125.00              196,800.00               198,050.00
9/30/01           190,425.00              180,875.00               182,200.00
10/31/01          193,900.00              184,350.00               186,250.00
11/30/01          208,850.00              198,475.00               199,300.00
12/31/01          210,125.00              200,250.00               201,125.00
1/31/02           206,850.00              197,250.00               197,125.00
2/28/02           202,450.00              193,475.00               193,100.00
3/31/02           209,900.00              200,725.00               199,025.00
4/30/02           196,975.00              188,575.00               187,775.00
5/31/02           195,225.00              187,175.00               186,525.00
6/30/02           181,000.00              173,875.00               172,775.00

                                                                                  AVERAGE ANNUAL   TOTAL RETURNS
   Periods Ended                                                                   1 Year     3 Years      Since
   June 30, 2002                                                                                     Inception 2
-----------------------------------------------------------------------------------------------------------------

   Quantitative Equity Fund--Institutional Class                                  (18.50)%      n/a     (12.14)%

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Institutional Class inception date is December 31, 1999. Benchmark returns are for the period beginning December 31, 1999.
3 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2002

ASSETS
   Investment in the Quantitative Equity Portfolio, at value ......................................    $6,072,348
   Receivable for capital shares sold .............................................................        13,430
   Due from administrator .........................................................................         5,418
   Prepaid expenses and other .....................................................................        13,759
                                                                                                       ----------
Total assets ......................................................................................     6,104,955
                                                                                                       ----------
LIABILITIES
   Accrued expenses and other .....................................................................        22,808
                                                                                                       ----------
Total liabilities .................................................................................        22,808
                                                                                                       ----------
NET ASSETS ........................................................................................    $6,082,147
                                                                                                       ==========
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................    $8,645,448
   Undistributed net investment income ............................................................        85,666
   Accumulated net realized loss from investment and future transactions ..........................    (2,502,239)
   Net unrealized depreciation on investments and futures contracts ...............................      (146,728)
                                                                                                       ----------
NET ASSETS ........................................................................................    $6,082,147
                                                                                                       ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Investment Class 1 .............................................................................    $     8.21
                                                                                                       ==========
   Institutional Class 2 ..........................................................................    $     8.26
                                                                                                       ==========


--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $4,407,967 and 537,221 shares outstanding at June 30, 2002; $0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $1,674,180 and 202,666 shares outstanding at June 30, 2002; $0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                    JUNE 30, 2002

INVESTMENT INCOME
   Income allocated from Quantitative Equity Portfolio:
     Dividends .....................................................................................  $    19,126
     Interest ......................................................................................       38,834
     Expenses 1 ....................................................................................      (21,257)
                                                                                                      -----------
   Net investment income allocated from Quantitative Equity Portfolio ..............................       36,703
                                                                                                      -----------
EXPENSES
   Printing and shareholder reports ................................................................       16,418
   Registration fees ...............................................................................        9,411
   Administration and services fees
     Investment Class ..............................................................................        7,774
     Institutional Class ...........................................................................        1,428
   Professional fees ...............................................................................        6,325
   Trustees fees ...................................................................................        5,441
   Miscellaneous ...................................................................................          236
                                                                                                      -----------
Total expenses .....................................................................................       47,033
Less: fee waivers and/or expense reimbursements ....................................................      (37,831)
                                                                                                      -----------
Net expenses .......................................................................................        9,202
                                                                                                      -----------
NET INVESTMENT INCOME ..............................................................................       27,501
                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .......................................................................       29,616
     Futures transactions ..........................................................................     (619,536)
   Net change in unrealized appreciation/depreciation on investments and futures contracts .........     (427,038)
                                                                                                      -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..............................   (1,016,958)
                                                                                                      -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........................................................  $  (989,457)
                                                                                                      ===========

--------------------------------------------------------------------------------
1 For the six months ended, the Quantitative Equity Portfolio waived fees in the amount of $22,367, which was allocated to the Fund on a pro-rated basis.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX                 FOR THE
                                                                                 MONTHS ENDED              YEAR ENDED
                                                                              JUNE 30, 2002 1       DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................................       $27,501             $   145,516
   Net realized loss from investment transactions .............................      (589,920)             (1,727,856)
   Net change in unrealized appreciation/depreciation on
     investments ..............................................................      (427,038)                500,194
                                                                                   ----------             -----------
Net decrease in net assets from operations ....................................      (989,457)             (1,082,146)
                                                                                   ----------             -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Investment Class .........................................................            --                 (87,019)
     Institutional Class ......................................................            --                 (32,652)
                                                                                   ----------             -----------
Total distributions ...........................................................            --                (119,671)
                                                                                   ----------             -----------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) resulting from Investment Class ....................      (892,466)              1,466,885
   Net increase (decrease) resulting from Institutional Class .................      (621,360)              2,112,820
                                                                                   ----------             -----------
Net increase (decrease) in net assets from capital
   share transactions .........................................................    (1,513,826)              3,579,705
                                                                                   ----------             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................................    (2,503,283)              2,377,888
NET ASSETS
   Beginning of period ........................................................     8,585,430               6,207,542
                                                                                   ----------             -----------
   End of period (including undistributed net investment
     income of $85,666 and $58,165, respectively) .............................    $6,082,147             $ 8,585,430
                                                                                   ==========             ===========

---------------------------------------------------------------------------------------------------------------------

1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INVESTMENT CLASS                                                                               FOR THE         FOR THE PERIOD
                                                             FOR THE SIX                    YEARS ENDED       MARCH 31, 1999 3
                                                            MONTHS ENDED                   DECEMBER 31,                THROUGH
                                                         JUNE 30, 2002 1             2001        2000 2      DECEMBER 31, 1999

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........................     $9.52           $11.00        $12.12                 $10.00
                                                                 -------          -------        ------                 ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................................      0.03 4           0.17 4        0.21 4                 0.11
   Net realized and unrealized gain (loss) on
     investments and futures contracts .......................     (1.34)           (1.51)        (0.77)                  2.29
                                                                 -------          -------        ------                 ------
TOTAL FROM INVESTMENT OPERATIONS .............................     (1.31)           (1.34)        (0.56)                  2.40
                                                                 -------          -------        ------                 ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................        --            (0.14)        (0.07)                 (0.11)
   Net realized gains ........................................        --               --         (0.49)                 (0.17)
                                                                 -------          -------        ------                 ------
TOTAL DISTRIBUTIONS ..........................................        --            (0.14)        (0.56)                 (0.28)
                                                                 -------          -------        ------                 ------
NET ASSET VALUE, END OF PERIOD ...............................     $8.21           $ 9.52        $11.00                 $12.12
                                                                 =======          =======        ======                 ======
TOTAL INVESTMENT RETURN ......................................   (13.85)%         (12.10)%       (4.67)%                 23.99%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..................    $4,408           $6,029        $5,597                 $3,303
   Ratios to average net assets:
     Net investment income ...................................      0.74% 5          1.66%         1.90%                  2.39% 5
     Expenses after waivers and/or
        reimbursements, including expenses
        of theQuantitative Equity Portfolio ..................      0.90% 5          0.90%         0.90%                  0.90% 5
     Expenses before waivers and/or
        reimbursements, including expenses
        of theQuantitative Equity Portfolio ..................      2.60% 5          2.47%         4.14%                 11.84% 5
     Portfolio turnover of the
        Quantitative Equity Fund .............................        --%              --%           --%                   409%

--------------------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 The Fund's structure was changed from a stand-alone structure to a master-feeder structure on January 1, 2000.
3 Commencement of operations.
4 Net investment income per share was calculated using the average shares method.
5 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS 1                                              FOR THE SIX              FOR THE YEARS ENDED
                                                                   MONTHS ENDED                     DECEMBER 31,
                                                                JUNE 30, 2002 2              2001           2000


PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................................    $9.58            $11.02         $12.12
                                                                         ------            ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .............................................     0.04 3            0.17 3         0.34 3
   Net realized and unrealized loss on investments and
     futures contracts ...............................................    (1.36)            (1.50)         (0.88)
                                                                         ------            ------         ------
TOTAL FROM INVESTMENT OPERATIONS .....................................    (1.32)            (1.33)         (0.54)
                                                                         ------            ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................................       --             (0.11)         (0.07)
   Net realized gains ................................................       --                --          (0.49)
                                                                         ------            ------         ------
TOTAL DISTRIBUTIONS ..................................................       --             (0.11)         (0.56)
                                                                         ------            ------         ------
NET ASSET VALUE, END OF PERIOD .......................................    $8.26            $ 9.58         $11.02
                                                                         ======            ======         ======
TOTAL INVESTMENT RETURN ..............................................   (13.87)%          (11.99)%        (4.50)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..........................   $1,674            $2,557           $610
   Ratios to average net assets:
     Net investment income ...........................................     0.89% 4           1.72%          2.83%
     Expenses after waivers and/or reimbursements,
        including expenses of theQuantitative Equity Portfolio .......     0.75% 4           0.75%          0.75%
     Expenses before waivers and/or reimbursements,
        including expenses of theQuantitative Equity Portfolio .......     2.45% 4           2.32%          3.98%

-----------------------------------------------------------------------------------------------------------------

1 The Institutional Class began operations on December 31, 1999.
2 Unaudited.
3 Net investment income per share was calculated using the average shares method.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Quantitative Equity Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: the Investment Class and the Institutional Class. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular fund or class.

The inv estment objective of the Fund is to seek a total return greater than that of the S&P 500 Index. The Fund follows an integrated strategy that utilizes derivitive instruments and stocks of the S&P 500 Index along with stocks of acquisition targets. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Quantitative Equity Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.


C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

Expenses, income, gains and losses are allocated among the classes based upon their relative net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.30% for the Investment Class and 0.15% for the Institutional Class.



--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses as follows: Investment Class to 0.90% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class to 0.75% of the average daily net assets of the Class, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                                                       Investment Class Shares
                   -----------------------------------------------------------
                             For the Six                               For the
                            Months Ended                            Year Ended
                         June 30, 2002 1                     December 31, 2001
                   ---------------------                ----------------------
                     Shares       Amount                  Shares        Amount
                   --------   ----------                --------    ----------
Sold                 65,938   $  605,034                 364,270    $3,750,151
Redeemed           (162,013)  (1,497,500)               (239,643)   (2,283,266)
                   --------   ----------                --------    ----------
Net increase
  (decrease)        (96,075)  $ (892,466)                124,627    $1,466,885
                   =========  ==========                ========    ==========

                                                    Institutional Class Shares
                   -----------------------------------------------------------
                             For the Six                               For the
                            Months Ended                            Year Ended
                         June 30, 2002 1                     December 31, 2001
                   ---------------------                ----------------------
                     Shares       Amount                  Shares        Amount
                   --------   ----------                --------    ----------
Sold                 31,917     $298,012                 273,897    $2,736,059
Redeemed            (96,161)    (919,372)                (62,386)     (623,239)
                   --------   ----------                --------    ----------
Net increase
  (decrease)        (64,244)   $(621,360)                211,511    $2,112,820
                   =========  ==========                ========    ==========
------------------------------------------------------------------------------

1 Unaudited.

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences.

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal tax purposes) was $249,163 and $34,475, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Differences between distributable components on a tax basis and components of net assets are due to differing treatments of organizational cost.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

                                   2001            2000
                                   ----            ----
Ordinary income                $119,671        $187,708
Long-term capital gains              --        $116,353

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $    78,415
Capital loss carryovers                     $(1,846,697)
Unrealized appreciation/(depreciation)      $   214,688

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $1,846,697, of which $42,799 expires in 2008 and $1,803,898 expires in 2009.

NOTE 5--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Investment Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt           465,963,551        1,046,063
S. Leland Dill            465,954,900        1,054,714
Martin J. Gruber          465,999,953        1,009,661
Richard T. Hale           465,990,987        1,018,627
Joseph R. Hardiman        466,003,149        1,006,465
Richard J. Herring        466,000,789        1,008,825
Graham E. Jones           465,936,258        1,073,356
Rebecca W. Rimel          466,001,659        1,007,955
Philip Saunders, Jr.      465,956,049        1,053,565
William N. Searcy         465,956,053        1,053,562
Robert H. Wadsworth       466,000,832        1,008,782

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
               INVESTMENTS IN UNAFFILIATED ISSUERS
               COMMON STOCKS--31.17%
               CONSUMER DISCRETIONARY--4.20%
         909   AOL Time Warner, Inc. 1...............................$   13,371
          34   Autozone, Inc. 1......................................     2,628
          86   Bed Bath & Beyond, Inc. 1.............................     3,246
          51   Best Buy Co., Inc. 1..................................     1,851
          16   Black & Decker Corp. .................................       771
         147   Carnival Corp. .......................................     4,071
          19   Centex Corp. .........................................     1,098
          68   Circuit City Stores--Circuit City
                Group ...............................................     1,275
         145   Clear Channel Communications,
                Inc. 1...............................................     4,643
         228   Comcast Corp. 1.......................................     5,342
         120   Costco Wholesale Corp. 1..............................     4,635
          39   Darden Restaurants, Inc. .............................       963
         117   Delphi Corp. .........................................     1,544
         114   Dollar General Corp. .................................     2,170
          39   Eastman Kodak Co. ....................................     1,138
          36   Family Dollar Stores, Inc. ...........................     1,269
          42   Federated Department Stores,
                Inc. 1...............................................     1,667
         443   Ford Motor Co. .......................................     7,088
          31   Fortune Brands, Inc. .................................     1,736
          56   Gannett Co., Inc. ....................................     4,250
         226   Gap, Inc. (The) ......................................     3,209
         117   General Motors Corp. .................................     6,254
          63   Harley-Davidson, Inc. ................................     3,230
          24   Harrah's Entertainment, Inc. 1........................     1,064
         474   Home Depot, Inc. .....................................    17,410
          32   International Game Technology 1.......................     1,814
         107   Interpublic Group Cos., Inc. .........................     2,649
          94   JC Penney Co., Inc. ..................................     2,070
          18   Johnson Controls, Inc. ...............................     1,469
          31   KB HOME ..............................................     1,597
          67   Kohls Corp. 1.........................................     4,695
          58   Liz Claiborne, Inc. ..................................     1,844
         143   Lowe's Companies, Inc. ...............................     6,492
         108   Ltd. Brands ..........................................     2,300
          51   Marriott International, Inc.--
                Class A .............................................     1,941
         139   Mattel, Inc. .........................................     2,930
          60   May Department Stores Co. ............................     1,976
         265   McDonald's Corp. .....................................     7,539
          40   McGraw-Hill, Inc. ....................................     2,388
          32   New York Times Co. ...................................     1,648
          56   Newell Rubbermaid, Inc. ..............................     1,963
          68   Nike, Inc.--Class B ..................................     3,648
          59   Office Depot, Inc. 1..................................       991
          28   Omnicom Group, Inc. ..................................     1,282
          66   Sears Roebuck and Co. ................................     3,584


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
         145   Staples, Inc. 1.......................................$    2,857
         121   Starbucks Corp. 1.....................................     3,007
          42   Starwood Hotels & Resorts
                Worldwide, Inc. .....................................     1,381
         186   Target Corp. .........................................     7,087
         162   TJX Cos., Inc. .......................................     3,177
          38   TMP Worldwide, Inc. 1.................................       817
          82   Toys "R" Us, Inc. 1...................................     1,433
          63   Tribune Co. ..........................................     2,741
          27   TRW, Inc. ............................................     1,539
          48   Univision Communications, Inc. 1......................     1,507
         350   Viacom, Inc. 1........................................    15,530
          17   Visteon Corp. ........................................       241
         918   Wal-Mart Stores, Inc. ................................    50,499
         483   Walt Disney Co. ......................................     9,129
          27   Whirlpool Corp. ......................................     1,765
          62   Yum! Brands, Inc. 1...................................     1,814
                                                                     ----------
                                                                        255,267
                                                                     ----------
               CONSUMER STAPLES--3.05%
           3   Adolph Coors Co.--Class B ............................       187
         106   Albertson's, Inc. ....................................     3,229
         183   Anheuser-Busch Companies, Inc. .......................     9,150
         115   Archer-Daniels-Midland Co. ...........................     1,471
          49   Avon Products, Inc. ..................................     2,560
          86   Campbell Soup Co. ....................................     2,379
          29   Clorox Co. ...........................................     1,199
         518   Coca-Cola Co. ........................................    29,008
          93   Coca-Cola Enterprises, Inc. ..........................     2,053
         114   Colgate-Palmolive Co. ................................     5,706
         112   Conagra Foods, Inc. ..................................     3,097
          57   CVS Corp. ............................................     1,744
          76   General Mills, Inc. ..................................     3,350
         220   Gillette Co. .........................................     7,451
          28   Hershey Foods Corp. ..................................     1,750
          73   HJ Heinz Co. .........................................     3,000
          --   JM Smucker  Co. (The) ................................         3
          85   Kellogg Co. ..........................................     3,048
         108   Kimberly -Clark Corp. ................................     6,696
         214   Kroger Co. 1..........................................     4,259
          59   Pepsi Bottling Group, Inc. (The) .....................     1,817
         369   PepsiCo, Inc. ........................................    17,786
         450   Philip Morris Companies, Inc. ........................    19,656
         271   Procter & Gamble Co. .................................    24,200
          79   Safeway, Inc. 1.......................................     2,306
         164   Sara Lee Corp. .......................................     3,385
         138   SYSCO Corp. ..........................................     3,756
         119   Unilever NV ..........................................     7,711
          32   UST, Inc. ............................................     1,088
         243   Walgreen Co. .........................................     9,387
          47   Wrigley (WM.), Jr. Co. ...............................     2,602
                                                                     ----------
                                                                        185,034
                                                                     ----------



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)



      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
               ENERGY--2.39%
          19   Amerada Hess Corp. ...................................$    1,567
          30   Anadarko Petroleum Corp. .............................     1,479
          50   Apache Corp. .........................................     2,874
          71   Baker Hughes, Inc. ...................................     2,364
          33   BJ Services Co. 1 ....................................     1,118
          42   Burlington Resources, Inc. ...........................     1,596
         223   ChevronTexaco Corp. ..................................    19,735
         131   Conoco, Inc. .........................................     3,642
          52   Devon Energy Corp. ...................................     2,563
          54   EOG Resources, Inc. ..................................     2,144
       1,400   Exxon Mobil Corp. ....................................    57,288
         156   Halliburton Co. ......................................     2,487
          65   Marathon Oil Corp. ...................................     1,763
          30   Nabors Industries, Inc. 1 ............................     1,054
          28   Noble Corp. 1 ........................................     1,081
          78   Occidental Petroleum Corp. ...........................     2,339
          80   Phillips Petroleum Co. ...............................     4,710
         443   Royal Dutch Petroleum Co. ............................    24,485
         120   Schlumberger Ltd. ....................................     5,580
          67   Transocean, Inc. .....................................     2,087
          78   Unocal Corp. .........................................     2,881
                                                                     ----------
                                                                        144,837
                                                                     ----------
               FINANCIALS--6.15%
          55   ACE Ltd. .............................................     1,738
         108   AFLAC, Inc. ..........................................     3,456
         148   Allstate Corp. .......................................     5,473
          22   AMBAC Financial Group, Inc. ..........................     1,478
         249   American Express Co. .................................     9,044
         550   American International Group, Inc. ...................    37,526
          75   Amsouth Bancorporation ...............................     1,678
          57   AON Corp. ............................................     1,680
         321   Bank of America Corp. ................................    22,586
         152   Bank of New York Co., Inc. ...........................     5,130
         245   Bank One Corp. .......................................     9,428
         100   BB&T Corp. ...........................................     3,860
          37   Bear Stearns Cos., Inc. ..............................     2,264
          28   Capital One Financial Corp. ..........................     1,709
         338   Charles Schwab Corp. .................................     3,786
          47   Charter One Financial, Inc. ..........................     1,616
          36   Chubb Corp. ..........................................     2,549
          34   Cincinnati Financial Corp. ...........................     1,582
       1,058   Citigroup, Inc. ......................................    40,997
          37   Comerica, Inc. .......................................     2,272
          26   Countrywide Credit Industries, Inc. ..................     1,254
          87   Equity Office Properties Trust .......................     2,619
          57   Equity Residential Properties Trust ..................     1,639
         201   Fannie Mae ...........................................    14,824
         123   Fifth Third Bancorp ..................................     8,198
         218   FleetBoston Financial Corp. ..........................     7,052
          55   Franklin Resources, Inc. .............................     2,345


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
         145   Freddie Mac ..........................................$    8,874
          32   Golden West Financial Corp. ..........................     2,201
          52   Hartford Financial Services Group, Inc. ..............     3,092
          75   Household International, Inc. ........................     3,727
          31   Jefferson-Pilot Corp. ................................     1,457
          92   John Hancock Financial Services ......................     3,238
         415   JP Morgan Chase & Co. ................................    14,077
          89   KeyCorp. .............................................     2,430
          34   Lehman Brothers Holdings, Inc. .......................     2,126
          39   Lincoln National Corp. ...............................     1,638
          39   Lowe's Corp. .........................................     2,094
          57   Marsh & McLennan Cos., Inc. ..........................     5,506
          44   Marshall & Ilsley Corp. ..............................     1,361
          31   MBIA, Inc. ...........................................     1,752
         211   MBNA Corp. ...........................................     6,978
          92   Mellon Financial Corp. ...............................     2,892
         158   Merrill Lynch & Co., Inc. ............................     6,399
         147   MetLife, Inc. ........................................     4,234
          21   MGIC Investment Corp. ................................     1,424
          32   Moody's Corp. ........................................     1,592
         233   Morgan Stanley Dean Witter & Co. .....................    10,038
         127   National City Corp. ..................................     4,223
          46   Northern Trust Corp. .................................     2,027
          38   Plum Creek Timber Company, Inc. ......................     1,167
          59   PNC Financial Services Group, Inc. ...................     3,085
          46   Progressive Corp. of Ohio ............................     2,661
         160   Providian Financial Corp. 1 ..........................       941
          48   Regions Financial Corp. ..............................     1,687
          27   Safeco Corp. .........................................       834
          32   SLM Corp. ............................................     3,101
          72   SouthTrust Corp. .....................................     1,881
          69   St. Paul Cos., Inc. ..................................     2,685
          94   State Street Corp. ...................................     4,202
          79   Stilwell Financial, Inc. .............................     1,438
          60   SunTrust Banks, Inc. .................................     4,063
          62   Synovus Financial Corp. ..............................     1,706
          55   T. Rowe Price Group,  Inc. ...........................     1,808
          42   Union Planters Corp. .................................     1,360
          51   UnumProvident Corp. ..................................     1,298
         365   US Bancorp ...........................................     8,523
         285   Wachovia Corp. .......................................    10,881
         203   Washington Mutual, Inc. ..............................     7,533
         357   Wells Fargo & Co. ....................................    17,871
          28   XL Capital Ltd.--Class A .............................     2,372
          19   Zions Bancorporation .................................       990
                                                                     ----------
                                                                        373,250
                                                                     ----------
               HEALTH CARE--4.45%
         352   Abbott Laboratories ..................................    13,253
          30   Aetna, Inc. ..........................................     1,439
          41   Allergan, Inc. .......................................     2,737


--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)



      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
          36   AmerisourceBergen Corp. ..............................$    2,736
         206   Amgen, Inc. 1 ........................................     8,627
         146   Baxter International, Inc. ...........................     6,490
          52   Becton, Dickinson & Co. ..............................     1,791
          31   Biogen, Inc. 1 .......................................     1,284
          87   Biomet, Inc. .........................................     2,360
         119   Boston Scientific Corp. 1 ............................     3,489
         382   Bristol-Myers Squibb Co. .............................     9,817
          28   C.R. Bard, Inc. ......................................     1,584
         112   Cardinal Health, Inc. ................................     6,878
          58   Chiron Corp. 1 .......................................     2,047
          28   CIGNA Corp. ..........................................     2,728
         253   Eli Lilly & Co. ......................................    14,269
          25   Forest Laboratories, Inc. 1 ..........................     1,770
          28   Genzyme Corp.-General Division 1 .....................       539
          46   Guidant Corp. 1 ......................................     1,391
         107   HCA, Inc. ............................................     5,083
          79   Health Management Associates, Inc. 1 .................     1,592
         142   HealthSouth Corp. 1 ..................................     1,816
         136   Immunex Corp. 1 ......................................     3,038
         624   Johnson & Johnson ....................................    32,610
          34   King Pharmaceuticals, Inc. 1 .........................       757
          87   McKesson Corp. .......................................     2,845
          67   MedImmune, Inc. 1 ....................................     1,769
         279   Medtronic, Inc. ......................................    11,955
         461   Merck & Co., Inc. ....................................    23,345
       1,301   Pfizer, Inc. .........................................    45,535
         298   Pharmacia Corp. ......................................    11,160
          71   Quintiles Transnational Corp. 1 ......................       887
         341   Schering-Plough Corp. ................................     8,389
          18   St. Jude Medical, Inc. 1 .............................     1,329
          59   Stryker Corp. ........................................     3,157
          68   Tenet Healthcare Corp. 1 .............................     4,865
          64   UnitedHealth Group, Inc. .............................     5,859
          30   Wellpoint Health Networks, Inc. 1 ....................     2,334
         298   Wyeth ................................................    15,258
          40   Zimmer Holdings, Inc. 1 ..............................     1,426
                                                                     ----------
                                                                        270,238
                                                                     ----------
               INDUSTRIALS--3.49%
          81   3M Co. ...............................................     9,963
          73   American Power Conversion Corp. 1 ....................       922
          15   American Standard Cos., Inc. 1 .......................     1,126
          56   AMR Corp. 1 ..........................................       944
          36   Apollo Group, Inc. 1 .................................     1,419
         150   Automatic Data Processing, Inc. ......................     6,533
          23   Avery Dennison Corp. .................................     1,443
         175   Boeing Co. ...........................................     7,875
          80   Burlington Northern Santa Fe Corp. ...................     2,400
          72   Caterpillar, Inc. ....................................     3,524


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
         167   Cendant Corp. 1 ......................................$    2,652
          56   Cintas Corp. .........................................     2,766
         133   Concord EFS, Inc. 1 ..................................     4,009
          42   Cooper Industries Ltd. ...............................     1,651
          44   CSX Corp. ............................................     1,542
          44   Danaher Corp. ........................................     2,919
          72   Deere & Co. ..........................................     3,449
          34   Deluxe Corp. .........................................     1,322
          42   Dover Corp. ..........................................     1,470
          15   Eaton Corp. ..........................................     1,091
          88   Emerson Electric Co. .................................     4,709
          63   FedEx Corp. ..........................................     3,364
         188   First Data Corp. .....................................     6,994
          62   Fiserv, Inc. 1 .......................................     2,276
          42   General Dynamics Corp. ...............................     4,467
       2,059   General Electric Co. .................................    59,814
          36   Genuine Parts Co. ....................................     1,255
          62   H & R Block, Inc. ....................................     2,861
         140   Honeywell International, Inc. ........................     4,932
          64   Illinois Tool Works, Inc. ............................     4,371
          98   IMS Health, Inc. .....................................     1,759
          35   Ingersoll-Rand Co. ...................................     1,598
          19   ITT Industries, Inc. .................................     1,341
          94   Lockheed Martin Corp. ................................     6,533
         141   Masco Corp. ..........................................     3,823
          70   Molex, Inc. ..........................................     2,347
          81   Norfolk Southern Corp. ...............................     1,894
          24   Northrop Grumman Corp. ...............................     3,000
          24   PACCAR, Inc. .........................................     1,065
          25   Parker-Hannifin Corp. ................................     1,195
         104   Paychex, Inc. ........................................     3,254
          77   Pitney Bowes, Inc. ...................................     3,058
          57   Power-One, Inc. 1 ....................................       355
          83   Raytheon Co. .........................................     3,382
         141   Southwest Airlines Co. ...............................     2,279
          29   Textron, Inc. ........................................     1,360
         400   Tyco International Ltd. ..............................     5,404
          52   Union Pacific Corp. ..................................     3,291
          83   United Technologies Corp. ............................     5,636
          28   W.W. Grainger, Inc. ..................................     1,403
         150   Waste Management, Inc. ...............................     3,908
                                                                     ----------
                                                                        211,948
                                                                     ----------
               INFORMATION TECHNOLOGY--4.36%
         269   ADC Telecommunications, Inc. 1 .......................       616
          50   Adobe Systems, Inc. ..................................     1,425
         100   Advanced Micro Devices 1 .............................       972
         120   Agilent Technologies, Inc. 1 .........................     2,838
         108   Altera Corp. 1 .......................................     1,469
          59   Analog Devices, Inc. 1 ...............................     1,752
          50   Andrew Corp. 1 .......................................       717
         108   Apple Computer, Inc. 1 ...............................     1,914


 -------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
         308   Applied Materials, Inc. 1 ............................$    5,858
         105   Applied Micro Circuits Corp. 1 .......................       497
          60   Autodesk, Inc. .......................................       795
          33   Avaya, Inc. 1 ........................................       163
          83   BMC Software, Inc. 1 .................................     1,378
          44   Broadcom Corp. 1 .....................................       772
          97   CIENA Corporation 1 ..................................       406
       1,585   Cisco Systems, Inc. 1 ................................    22,111
          63   Citrix Systems, Inc. 1 ...............................       381
         144   Computer Associates International, Inc. ..............     2,288
          36   Computer Sciences Corp. 1 ............................     1,721
         129   Compuware Corp. 1 ....................................       783
          63   Comverse Technology, Inc. 1 ..........................       583
          89   Conexant Systems, Inc. 1 .............................       144
         525   Dell Computer Corp. 1 ................................    13,724
          84   Electronic Data Systems Corp. ........................     3,121
         432   EMC Corp. 1 ..........................................     3,262
         135   Gateway, Inc. 1 ......................................       599
         632   Hewlett-Packard Co. ..................................     9,664
       1,391   Intel Corp. ..........................................    25,414
         354   International Business Machines Corp. ................    25,488
          60   Intuit, Inc. 1 .......................................     2,983
         225   JDS Uniphase Corp. 1 .................................       605
          52   KLA--Tencor Corp. 1 ..................................     2,288
          27   Lexmark International, Inc. 1 ........................     1,469
          47   Linear Technology Corp. ..............................     1,477
         115   LSI Logic Corp. 1 ....................................     1,006
         676   Lucent Technologies, Inc. 1 ..........................     1,122
          54   Maxim Integrated Products 1 ...........................    2,070
          34   Mercury Interactive Corp. 1 ..........................       781
         106   Micron Technology, Inc. 1 ............................     2,143
       1,122   Microsoft Corp. 1 ....................................    61,373
         520   Motorola, Inc. .......................................     7,498
          61   National Semiconductor Corp. .........................     1,779
          39   NCR Corp. 1 ..........................................     1,349
          92   Network Appliance, Inc. 1 ............................     1,142
         750   Nortel Networks Corp. 1 ..............................     1,088
         187   Novell, Inc. 1 .......................................       600
          46   Novellus Systems, Inc. 1 .............................     1,564
          39   Nvidia Corp. 1 .......................................       670
       1,211   Oracle Corp. 1 .......................................    11,468
         228   Palm, Inc. 1 .........................................       401
         116   Parametric Technology Corp. 1 ........................       415
          49   PeopleSoft, Inc. 1 ...................................       729
          55   PMC-Sierra, Inc. 1 ...................................       510
          28   QLogic Corp. 1 .......................................     1,067
         148   Qualcomm, Inc. 1 .....................................     4,069
         117   Sanmina-SCI Corp. 1 ..................................       738
          53   Scientific-Atlanta, Inc. .............................       872
          81   Siebel Systems, Inc. 1 ...............................     1,152
          --   Skyworks Solutions, Inc. 1 ...........................         1


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
         219   Solectron Corp. 1 ....................................$    1,347
         638   Sun Microsystems, Inc. 1 .............................     3,196
         124   Tellabs, Inc. 1 ......................................       784
         338   Texas Instruments, Inc. ..............................     8,011
          72   Veritas Software Corp. 1 .............................     1,425
          81   Vitesse Semiconductor Corp. 1 ........................       256
         218   Xerox Corp. 1 ........................................     1,519
          52   Xilinx, Inc. 1 .......................................     1,166
         128   Yahoo!, Inc. 1 .......................................     1,889
                                                                     ----------
                                                                        264,877
                                                                     ----------
               MATERIALS--0.89%
          47   Air Products & Chemicals, Inc. .......................     2,372
          52   Alcan, Inc. ..........................................     1,951
         209   Alcoa, Inc. ..........................................     6,928
         104   Barrick Gold Corp. ...................................     1,975
          12   Boise Cascade Corp. ..................................       414
         189   Dow Chemical Co. .....................................     6,498
         207   Du Pont (E.I.) de Nemours & Co. ......................     9,191
          16   Eastman Chemical Co. .................................       750
          27   Ecolab, Inc. .........................................     1,248
          48   Georgia-Pacific Corp. ................................     1,180
         101   International Paper Co. ..............................     4,402
          57   MeadWestvaco Corp. ...................................     1,913
          96   Newmont Mining Corp. Holding Co. .....................     2,528
          16   Nucor Corp. ..........................................     1,041
          39   Phelps Dodge Corp. 1 .................................     1,607
          35   PPG Industries, Inc. .................................     2,166
          55   Praxair, Inc. ........................................     3,133
          46   Rohm & Haas Co. ......................................     1,863
          46   Weyerhaeuser Co. .....................................     2,937
                                                                     ----------
                                                                         54,097
                                                                     ----------
               TELECOMMUNICATION SERVICES--1.24%
          88   Alltel Corp. .........................................     4,136
         778   AT&T Corp. ...........................................     8,325
         502   AT&T Wireless Services, Inc. 1 .......................     2,937
         391   BellSouth Corp. ......................................    12,317
         245   Nextel Communications, Inc. 1 ........................       786
         300   Qwest Communications International ...................       840
         679   SBC Communications, Inc. .............................    20,710
         167   Sprint Corp.--PCS Group 1 ............................       746
         238   Sprint Corp.--FON Group ..............................     2,525
         543   Verizon Communications, Inc. .........................    21,801
                                                                     ----------
                                                                         75,123
                                                                     ----------
               UTILITIES--0.95%
          45   Allegheny Energy, Inc. ...............................     1,159
          30   Ameren Corp. .........................................     1,290
          71   American Electric Power Co., Inc. ....................     2,841
         105   Calpine Corp. 1 ......................................       738
-------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


      SHARES   SECURITY                                                   VALUE
-------------------------------------------------------------------------------
          35   Cinergy Corp. ........................................$    1,260
          44   Consolidated Edison, Inc. ............................     1,837
          71   Constellation Energy Group, Inc. .....................     2,083
          58   Dominion Resources, Inc. .............................     3,840
          35   DTE Energy Co. .......................................     1,562
         173   Duke Energy Corp. ....................................     5,380
          52   Dynegy, Inc. .........................................       374
          68   Edison International 1 ...............................     1,156
          79   El Paso Corp. ........................................     1,628
          47   Entergy Corp. ........................................     1,995
          67   Exelon Corp. .........................................     3,504
          62   FirstEnergy Corp. ....................................     2,070
          37   FPL Group, Inc. ......................................     2,220
          44   Kinder Morgan, Inc. ..................................     1,673
         130   Mirant Corp. 1 .......................................       949
          43   NiSource, Inc. .......................................       939
          81   PG&E Corp. 1 .........................................     1,449
          64   PPL Corp. ............................................     2,117
          46   Progress Energy, Inc. ................................     2,392
          43   Public Service Enterprise Group, Inc. ................     1,862
         117   Reliant Energy, Inc. .................................     1,977
         147   Southern Co. .........................................     4,028
          56   TXU Corp. ............................................     2,887
         150   Williams Cos., Inc. ..................................       899
         109   XCEL Energy, Inc. ....................................     1,828
                                                                     ----------
                                                                         57,937
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $1,948,175) ................................................ 1,892,608
                                                                     ----------

               S&P TRUST SHARES--9.12%
       2,840   iShares Trust S&P 500 ................................   281,671
       2,750   S&P 500 Depositary Receipt ...........................   272,030
                                                                     ----------
TOTAL S&P TRUST SHARES
   (Cost $622,538) ..................................................   553,701
                                                                     ----------

   PRINCIPAL
     AMOUNT/
      SHARES   SECURITY                                                  VALUE
-------------------------------------------------------------------------------
               US TREASURY BILLS--53.51%
 $   250,000   1.60%, 7/18/02 2 .....................................$  249,804
   3,000,000   1.749%, 7/5/02 ....................................... 2,999,427
                                                                     ----------
TOTAL US TREASURY BILLS
   (Cost $3,249,231) ................................................ 3,249,231
                                                                     ----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $5,819,944) ................................................ 5,695,540
                                                                     ----------

               INVESTMENTS IN AFFILIATED
               INVESTMENT COMPANIES
               SHORT-TERM INSTRUMENTS--6.56%
     398,375   Cash Management Fund
                Institutional .......................................   398,375
                                                                     ----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $398 375) ..................................................   398,375
                                                                     ----------
TOTAL INVESTMENTS
   (Cost $6,218,319) .......................... 100.36%              $6,093,915
LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (0.36)                 (21,567)
                                                -------              ----------
NET ASSETS                                      100.00%              $6,072,348
                                                =======              ==========
--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.




--------------------------------------------------------------------------------

Quantitative Equity Portfolio
-------------- -----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                                    JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in unaffiliated issuers, at value (cost $5,819,944) ..................................   $5,695,540
   Investments in affiliated investment companies, at value (cost $398,375) ........................      398,375
                                                                                                       ----------
Total investments, at value (cost $6,218,319) ......................................................    6,093,915
   Dividend and interest receivable ................................................................        3,941
   Receivable for shares of beneficial interest subscribed .........................................           30
   Receivable for securities sold ..................................................................          176
   Due from advisor ................................................................................        1,488
   Prepaid expenses and other ......................................................................           52
                                                                                                       ----------
Total assets .......................................................................................    6,099,602
                                                                                                       ----------
LIABILITIES
   Variation margin payable on futures contracts ...................................................        6,935
   Accrued expenses and other ......................................................................       20,319
                                                                                                       ----------
Total liabilities ..................................................................................       27,254
                                                                                                       ----------
NET ASSETS .........................................................................................   $6,072,348
                                                                                                       ==========
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................................   $6,219,076
   Net unrealized depreciation on investments and futures contracts ................................     (146,728)
                                                                                                       ----------
NET ASSETS .........................................................................................   $6,072,348
                                                                                                       ==========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                    JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign withholding tax of $67) .....................  $    19,126
   Dividends from affiliated investment companies ..................................................        5,992
   Interest ........................................................................................       32,842
                                                                                                      -----------
Total investment income ............................................................................       57,960
                                                                                                      -----------
EXPENSES
   Advisory fees ...................................................................................       17,714
   Professional fees ...............................................................................       15,822
   Trustees fees ...................................................................................        5,423
   Administration and services fees ................................................................        1,771
   Miscellaneous ...................................................................................        2,894
                                                                                                      -----------
Total expenses .....................................................................................       43,624
Less: fee waivers and/or expense reimbursements ....................................................      (22,367)
                                                                                                      -----------
Net expenses .......................................................................................       21,257
                                                                                                      -----------
NET INVESTMENT INCOME ..............................................................................       36,703
                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .......................................................................       29,616
     Futures transactions ..........................................................................     (619,536)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .............................................................     (427,038)
                                                                                                      -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..............................   (1,016,958)
                                                                                                      -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........................................................  $  (980,255)
                                                                                                      -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX                    FOR THE
                                                                          MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30, 2002 1          DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................  $    36,703                $   168,503
   Net realized loss from investments and futures transactions ..........     (589,920)                (1,727,856)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ..................................     (427,038)                   500,194
                                                                           -----------                -----------
Net decrease in net assets from operations ..............................     (980,255)                (1,059,159)
                                                                           -----------                -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .......................................      904,360                  6,513,596
   Value of capital withdrawn ...........................................   (2,427,096)                (3,023,062)
                                                                           -----------                -----------
Net increase (decrease) in net assets from capital transactions
   in shares of beneficial interest .....................................   (1,522,736)                 3,490,534
                                                                           -----------                -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................   (2,502,991)                 2,431,375
NET ASSETS
   Beginning of period ..................................................    8,575,339                  6,143,964
                                                                           -----------                -----------
   End of period ........................................................  $ 6,072,348                $ 8,575,339
                                                                           ===========                ===========

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           FOR THE SIX            FOR THE YEARS ENDED
                                                                          MONTHS ENDED                   DECEMBER 31,
                                                                       JUNE 30, 2002 1          2001             2000
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN .....................................................  (13.83)%           --               --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .................................   $6,072        $8,575           $6,144
   Ratios to average net assets:
     Net investment income ..................................................     1.04% 2       1.96%            2.42%
     Expenses after waivers and/or reimbursements ...........................     0.60% 2       0.60%            0.60%
     Expenses before waivers and/or reimbursements ..........................     1.23% 2       0.86%            1.65%
   Portfolio turnover rate ..................................................       17%          253%             451%

----------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Quantitative Equity Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date. The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.



--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. (DeAM, Inc.), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.50%. These fees are not charged on assets invested in affiliated money market funds.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 4--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002, were $455,903 and $480,270, respectively.

At June 30, 2002, the tax basis of investments held was $6,218,319. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $153,095 and $277,499, respectively.

NOTE 5--FUTURES CONTRACTS
The Portfolio had the following open contracts at June 30, 2002:

Type of                                                                      Market             Unrealized
Future            Expiration         Contracts           Position             Value           Depreciation
-------           ----------         ---------           --------            ------           ------------
S&P 500 Index      September
  Futures               2002                17               Long        $3,613,865               $(22,324)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2002, the Portfolio pledged securities with a value of $249,804 to cover margin requirements on open futures contracts.

NOTE 6--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the BT Investment Portfolios voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Investment Portfolios Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt         3,620,738,776           62,610
S. Leland Dill          3,611,268,351        9,533,036
Martin J. Gruber        3,620,738,776           62,610
Richard T. Hale         3,620,738,776           62,610
Joseph R. Hardiman      3,620,738,776           62,610
Richard J. Herring      3,620,738,776           62,610
Graham E. Jones         3,611,268,351        9,533,036
Rebecca W. Rimel        3,620,738,776           62,610
Philip Saunders, Jr.    3,611,268,351        9,533,036
William N. Searcy       3,620,738,776           62,610
Robert H. Wadsworth     3,620,738,776           62,610

2. To approve new investment advisory agreements between each Portfolio and Deutsche Asset Management, Inc.

Shares                         Shares           Shares
voted                           voted            voted
'For'                       'Against'        'Abstain'
---------                  ----------         --------
3,614,928,185                  47,740        5,825,461

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                                       25

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO 64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Quantitative Equity Fund--Investment Class           CUSIP #055922652
Quantitative Equity Fund--Institutional Class        CUSIP #055922645
                                                     SQEF-3 (6/02)
                                                     Printed 8/02
Distributed by:
ICC Distributors, Inc.